Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Certain Equity Awards
The Company has not granted stock options, stock appreciation rights or other similar option-like instruments to its executive officers, directors or employees, including for the fiscal year ended December 31, 2024. Accordingly, the Board does not maintain policies that relate to the timing of such awards relative to the Company’s disclosure of material non-public information (“MNPI”). Neither the Board nor the Compensation and Benefits Committee take MNPI into account when determining the timing of equity awards, nor do they time the disclosure of MNPI for the purpose of impacting the value of executive compensation.

Award Timing Method	The Company has not granted stock options, stock appreciation rights or other similar option-like instruments to its executive officers, directors or employees, including for the fiscal year ended December 31, 2024.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, the Board does not maintain policies that relate to the timing of such awards relative to the Company’s disclosure of material non-public information (“MNPI”). Neither the Board nor the Compensation and Benefits Committee take MNPI into account when determining the timing of equity awards, nor do they time the disclosure of MNPI for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false